UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Empirical Wealth Management, LLC
Address: 9755 SW Barnes Road Suite 210
         Portland, OR  97225

13F File Number:  028-13322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Melissa McDermott
Title:     Chief Compliance Officer
Phone:     503-808-9005

Signature, Place, and Date of Signing:

 /s/ Melissa McDermott     Portland, OR     October 28, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $75,405 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    COM              060505104      106    17343 SH       SOLE                        0        0    17343
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     3680   120846 SH       SOLE                        0        0   120846
ISHARES TR                     BARCLYS TIPS BD  464287176    13809   120815 SH       SOLE                        0        0   120815
ISHARES TR                     BARCLYS 1-3 YR   464287457      955    11298 SH       SOLE                        0        0    11298
ISHARES TR                     MSCI EAFE INDEX  464287465      316     6623 SH       SOLE                        0        0     6623
ISHARES TR                     S&P DEV EX-US    464288422      246     8860 SH       SOLE                        0        0     8860
ISHARES TR                     BARCLYS 1-3YR CR 464288646    16454   158238 SH       SOLE                        0        0   158238
ISHARES TR                     BARCLYS 3-7 YR   464288661     7118    58590 SH       SOLE                        0        0    58590
LSI CORPORATION                COM              502161102      382    73801 SH       SOLE                        0        0    73801
PIMCO ETF TR                   1-3YR USTREIDX   72201R106     8639   168851 SH       SOLE                        0        0   168851
PROCTER & GAMBLE CO            COM              742718109      336     5325 SH       SOLE                        0        0     5325
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201     6095   226985 SH       SOLE                        0        0   226985
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805      448    19433 SH       SOLE                        0        0    19433
SCHWAB STRATEGIC TR            US TIPS ETF      808524870     3406    62571 SH       SOLE                        0        0    62571
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     5679    69747 SH       SOLE                        0        0    69747
VANGUARD INDEX FDS             REIT ETF         922908553     2260    44426 SH       SOLE                        0        0    44426
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     2237    43320 SH       SOLE                        0        0    43320
VANGUARD INDEX FDS             TOTAL STK MKT    922908769      310     5370 SH       SOLE                        0        0     5370
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     1663    46405 SH       SOLE                        0        0    46405
VANGUARD TAX-MANAGED INTL FD   MSCI EAFE ETF    921943858     1266    42023 SH       SOLE                        0        0    42023